PENSIONS - Reconciliation of Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pensions
Reconciliation of funded status:
Projected benefit obligation	$ (49,473)	$ (53,166)	$ (50,564)
Fair value of plan assets	13,194	14,496	$ 14,919
Funded status at end of year	(36,279)	(38,670)
UK Scheme
Reconciliation of funded status:
Projected benefit obligation	(10,145)	(11,163)
Fair value of plan assets	10,277	10,383
Funded status at end of year	132	(780)
Marine Scheme
Reconciliation of funded status:
Projected benefit obligation	(39,328)	(42,003)
Fair value of plan assets	2,917	4,113
Funded status at end of year	$ (36,411)	$ (37,890)